Shareholders’ Equity (Details) - USD ($)										6 Months Ended			12 Months Ended
		Oct. 18, 2024	Aug. 26, 2022	Feb. 11, 2021	Apr. 24, 2020	Apr. 03, 2020	Apr. 02, 2020	Aug. 08, 2019	Feb. 22, 2019	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Sep. 16, 2024	Feb. 08, 2024
Shareholders’ Equity [Line Items]
Ordinary shares, authorized									500,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.0001
First reverse stock split, description					On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020.		On April 2, 2020, the shareholders of the Company unanimously authorize a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020.
Common shares issued					24,640,000	28,000,000
Shares outstanding					24,640,000	28,000,000
Ordinary shares reduced					16,800,000	24,640,000
Share capital (in Dollars)										$ 500,000
Share-based compensation expenses (in Dollars)											$ 607,742	$ 1,348,581
Granted restricted shares										303,543	1,278,159
Sharebased compensation recognized (in Dollars)			$ 6,668,400
Recognized over the service period			3 years
Mezzanine equity amount (in Dollars)										$ 35,527,114
Statutory reserves, percentage										50.00%
Statutory reserves (in Dollars)										$ 2,477,940			$ 2,477,940
Osiris International Cayman Limited [Member]
Shareholders’ Equity [Line Items]
Shareholders shares									1
Price per share (in Dollars per share)									$ 0.0001
Restricted Stock [Member]
Shareholders’ Equity [Line Items]
Share-based compensation expenses (in Dollars)										$ 607,742	$ 1,348,581
Granted restricted shares			3,334,200
Restricted share percentage			25.00%
Percentage of restricted share units vested			75.00%
Vesting period			3 years
Grant date fair value (in Dollars per share)			$ 2
Recognized over the service period										11 months 26 days
Unrecognized compensation expense (in Dollars)										$ 678,971
GIOP BJ [Member]
Shareholders’ Equity [Line Items]
investment interest rate										75.00%
Yunqianyi [Member]
Shareholders’ Equity [Line Items]
investment interest rate										25.00%
Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.001
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary share issued				6,720,000
Price per share (in Dollars per share)				$ 4
Gross proceeds (in Dollars)				$ 26,880,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary share issued				1,008,000
Price per share (in Dollars per share)				$ 4
Gross proceeds (in Dollars)				$ 4,032,000
Net proceeding (in Dollars)				$ 27,504,639
Statutory Reserves [Member]
Shareholders’ Equity [Line Items]
After-tax profits percentage										10.00%
Statutory reserves, percentage										50.00%			50.00%
Statutory reserves (in Dollars)										$ 2,477,940			$ 2,477,940
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized										500,000,000
Ordinary shares, par value (in Dollars per share)										$ 0.0001
Share capital (in Dollars)										$ 50,000
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized										5,000,000,000
Ordinary shares, par value (in Dollars per share)										$ 0.0001
Share capital (in Dollars)										$ 500,000
2022 Stock Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)										$ 0.0001
Under the plan shares										3,679,200
2024 Stock Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)															$ 0.0001
Under the plan shares															2,613,000
EPOW BJ [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued								27,000,000
Price per share (in Dollars per share)								$ 0.0001
Total consideration (in Dollars)								$ 2,800
Sunrise Guizhou [Member]
Shareholders’ Equity [Line Items]
Share capital (in Dollars)											$ 148,078
GIOP [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued									999,999
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized	[1]									3,500,000,000			3,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]									$ 0.0001			$ 0.0001
Voting shares										one
Ordinary shares issued	[1]									19,574,078			19,574,078
Ordinary shares outstanding	[1]									19,574,078			19,574,078
Class A Ordinary Shares [Member] | Forecast [Member] | Chong Ee Chang [Member] | 2024 Subscription Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary share issued		103,300
Aggregate purchase price (in Dollars)		$ 100,000
Class A Ordinary Shares [Member] | GIOP [Member]
Shareholders’ Equity [Line Items]
Ordinary shares outstanding										18,794,278
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized	[1]									1,500,000,000			1,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]									$ 0.0001			$ 0.0001
Voting shares										(20)
Ordinary shares issued	[1]									6,567,272			6,567,272
Ordinary shares outstanding	[1]									6,567,272			6,567,272
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)														$ 0.0001

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).